SECURITY
 FUNDS

SEMI-ANNUAL
REPORT

MARCH 31, 2001

- SECURITY CAPITAL
  PRESERVATION FUND

       SECURITY DISTRIBUTORS, INC. LOGO
       A Member of The Security Benefit
       Group of Companies

PRESIDENT'S COMMENTARY
MAY 15, 2001

SECURITY
FUNDS

TO OUR SHAREHOLDERS:

In periods of market volatility such as we have seen in recent months, the Security Capital Preservation Fund proves its worth as a part of its investors' tax-deferred plans. Security Management Company, LLC is among the first to provide this type of portfolio, a "stable value" fund, which is a unique instrument having the objective of seeking returns greater than those of money market funds while maintaining a stable net asset value.(1) Its attractiveness to investors is reflected in the rapid growth of assets in the Fund, exceeding $200 million since its inception in May, 1999.

This type of fund holds a unique spot in the fixed income risk spectrum, residing near money market funds for risk, but offering returns closer to those of intermediate maturity bond funds. We at Security Management Company believe strongly in the importance of asset allocation as a way of reducing risk when markets are extremely volatile. Risk management is particularly important in tax deferred accounts, which generally are established to meet an investor's long-term investment needs, and a stable value fund can be a vital element in an overall asset allocation plan. The recent downturn in the equity markets has underscored the value of investing in the Capital Preservation Fund.

Eric Kirsch, John Axtell, and Louis D'Arienzo, portfolio managers of the Preservation Plus Income Portfolio, the underlying investment of the Capital Preservation Fund, provide a performance review in the letter accompanying this report. We appreciate the opportunity to help you achieve your investment goals with this and our other funds, and we welcome your questions and comments at any time.

Sincerely,

/s/ James R. Schmank

James R. Schmank, President
Security Management Company, LLC

(1)The Security Capital Preservation Fund is not a money market fund and there can be no assurance that it will be able to maintain a stable share price.

MANAGER'S COMMENTARY
MAY 15, 2001

SECURITY
FUNDS

TO OUR SHAREHOLDERS:

The objective of Security Capital Preservation Fund is to deliver returns above those of money market funds while maintaining a constant share price.(1) The Fund invests primarily in fixed income securities that, at the time of purchase, are in one of the top four long-term rating categories by Standard & Poor's, Moody's Investor Services, Inc., or Duff & Phelps Credit Rating Company, or if unrated are determined by the portfolio management team to be of comparable quality.

The Fund targets an average portfolio duration of 2.5 to 4.5 years in length. The diversification and maturity structure of the portfolio are managed to pursue competitive yields within the parameters of its overall investment philosophy. For the six months ended March 31, 2001, the Capital Preservation Fund returned +3.08%.(2) Its benchmark index, the Lehman Brothers 1 to 3 Year Government/Credit Bond Index, gained 5.66% over the same period.

MARKET ACTIVITY OVER THE SIX MONTH PERIOD

Overall, the U.S. fixed income markets performed strongly during the six month period ended March 31, 2001. There was a renewed "flight to quality" into the U.S. Treasury market as the economic slowdown accelerated, equity markets grew more volatile, and corporate credit quality deteriorated. These factors, along with anticipation of the Federal Reserve's interest rate cuts, were strong catalysts for favorable fixed income returns.

Government agency securities, commercial mortgage- backed issues, and asset-backed bonds all outperformed U.S. Treasury securities over the period. The mortgage sector and the U.S. credit sector (formerly known as the corporate sector) underperformed the Treasury markets. The mortgage sector was hurt by an increase in mortgage prepayments as interest rates declined. The U.S. credit sector was affected by concerns about slower corporate earnings and shrinking profits, especially in the fourth calendar quarter of 2000. Higher quality issues outperformed lower quality as investors sought the greater degree of safety associated with higher quality.

THE FORCES BEHIND POSITIVE FIXED INCOME RETURNS

The U.S. economic downturn during the six months contributed most to the strong performance by the fixed income markets. During the fourth calendar quarter of 2000, what began as a gradual and welcome moderation in the economy abruptly turned into a sharp slowdown that threatened the continued viability of the economic expansion. U.S. GDP growth fell from 5.6% in the second calendar quarter to just over 1.0% in the fourth. Businesses sought to trim unwanted inventories, industrial production faltered, and consumer demand weakened. The global economy also began to show signs of weakening.

The deceleration in economic activity at the end of 2000 was so pronounced that the Federal Reserve took the unprecedented step of shifting its risk assessment for the economy directly from one of inflation to one of economic weakness at their mid-December meeting. At the beginning of the new year, the Fed lowered its short term interest rate targets by 0.50% between the regularly scheduled meetings. At the January 31 and March 20 regularly scheduled meetings, the Fed again lowered interest rates by 0.50% each time. These rate cuts addressed concerns that the fundamentals which had plagued the economy in the last half of 2000 continued unabated.

This economic environment, along with tremendous volatility in the equity markets, led to fixed income becoming the asset class of choice, especially during the first quarter of 2001. January witnessed the second best monthly performance for U.S. credit markets in the past ten years. Despite some "give-back" in February and a mostly flat March, the first quarter of 2001 produced favorable results, with total returns for most fixed income sectors gaining significantly.

MANAGER'S COMMENTARY
MAY 15, 2001

SECURITY
FUNDS

STRUCTURE OF THE PORTFOLIO

As of March 31, 2001 the portfolio was allocated across the major sectors of the investment grade fixed income market.(3) The largest allocations were 53.2% in corporate bonds and 32.6% to mortgage-backed securities. The allocation was intentionally weighted toward the corporate and mortgage sectors, as they have historically offered higher yields than U.S. government securities.

To date, we have negotiated three wrapper agreements, which are intended to stabilize the Fund's net asset value. Each of the three agreements covers approximately one-third of the fixed income securities in the portfolio. Generally speaking, wrapper agreements are issued by insurance companies, banks, and other financial institutions. Those held by the Fund as of the end of March were issued by Bank of America, N.A., Transamerica Life Insurance & Annuity Company, and Caisse des Depots et Consignations.

The securities in the portfolio have an average credit quality of AA, as measured by Standard & Poor's rating service. The average credit quality of the issuers of the wrapper agreements was maintained at AA+ over the six month period, again based on Standard & Poor's rating service. The average duration of the portfolio at March 31 stood at 3.39 years.

THE PORTFOLIO MANAGERS' OUTLOOK

Economic activity remains sluggish, though not recessionary at this time. Demand is still growing, but tepidly, weighed down by deteriorating financial conditions and higher energy costs. The weakness in demand is exacerbated by an inventory correction, as firms scramble to realign inventories with the slower pace of sales. In this environment, we expect that consumer confidence and spending will hold up just enough to prevent a vicious downward economic spiral. Still, the risks of a more severe, prolonged weakening in the economy remain high. Thus, in our view, the Federal Reserve will likely remain in an aggressive easing mode at least until mid-year 2001.

Sincerely,

Eric Kirsch, John Axtell, and Louis R. D'Arienzo
Portfolio Managers, Deutsche Asset Management, Inc.

(1) The Security Capital Preservation Fund is not a money market fund and there can be no assurance that it will be able to maintain a stable share price.

(2) Performance figures are based on Class A shares and do not reflect deduction of the sales charge.

(3) The information about the investments held by the Fund pertains to the Preservation Plus Income Portfolio, the underlying investment of the Security Capital Preservation Fund.

MANAGER'S COMMENTARY
MAY 15, 2001

SECURITY
FUNDS

                 PERFORMANCE

             AVERAGE ANNUAL RETURNS
              AS OF MARCH 31, 2001

                               1 YEAR    SINCE INCEPTION
                               ------    ---------------
A Shares                        6.55%      6.30%(5-3-99)
A Shares with sales charge      2.85%      4.35%(5-3-99)
B Shares                        6.07%      5.79%(5-3-99)
B Shares with CDSC              1.07%      3.79%(5-3-99)
C Shares                        6.33%      6.05%(5-3-99)
C Shares with CDSC              5.33%      6.05%(5-3-99)
S Shares                         N/A       0.18%(2-1-01)
S Shares with CDSC               N/A     (5.82%)(2-1-01)

The performance data above represents past performance which is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The figures above do not reflect deduction of the maximum front-end sales charge of 3.50% for Class A shares or the contingent deferred sales charge of 5% for Class B shares, 1% for Class C shares and 6% for Class S shares, as applicable, except where noted. For Class S shares, the returns have been calculated from February 1, 2001 (date of inception) to March 31, 2001 and are not annualized. Such figures would be lower if the maximum sales charge were deducted. Fee waivers reduced expenses of the Fund and in the absence of such waiver, the performance quoted would be reduced.

SECURITY CAPITAL PRESERVATION FUND
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
MARCH 31, 2001
(UNAUDITED)


ASSETS
  Investment in PreservationPlus Income Portfolio, at value..................    $ 203,621,205
  Fund Shares Sold...........................................................           23,141
  Prepaid Expenses...........................................................           44,091
                                                                                 -------------
    Total assets.............................................................      203,688,437
                                                                                 -------------
Liabilities
  Dividends payable..........................................................            2,425
  Fund Shares Redeemed.......................................................           59,896
  Accrued expenses and other liabilities.....................................          471,846
                                                                                 -------------
    Total liabilities........................................................          534,167
                                                                                 -------------
  Net assets.................................................................    $ 203,154,270
                                                                                 =============


Net Assets consist of:
  Paid-in Capital............................................................    $ 203,154,270
  Accumulated net realized loss from Investments,
    Futures Contracts, Foreign Currency
    and Forward Foreign Currency Transactions................................       (1,423,159)
  Net unrealized appreciation on Investments,
    Futures Contracts, Foreign Currency
    and Forward Foreign Currency Contracts ...................................       9,548,073
  Unrealized depreciation on Wrapper Agreements ..............................      (8,124,914)
                                                                                 -------------
     Total net assets ........................................................   $ 203,154,270
                                                                                 =============

Class "A" Shares
  Capital shares outstanding .................................................      19,849,689
  Net assets .................................................................   $ 198,496,892
  Net asset value per share ..................................................   $       10.00
                                                                                 =============

  Offering price per share (net asset value divided by 96.5%) ................   $       10.36
                                                                                 =============
Class "B" Shares
  Capital shares outstanding .................................................         134,287
  Net assets .................................................................   $   1,342,871
  Net asset value per share ..................................................   $       10.00
                                                                                 =============

Class "C" Shares
  Capital shares outstanding .................................................         331,130
  Net assets .................................................................   $   3,311,302
  Net asset value per share ..................................................   $       10.00
                                                                                 =============

Class "S" Shares
  Capital shares outstanding .................................................             321
  Net assets .................................................................   $       3,205
  Net asset value per share ..................................................   $       10.00
                                                                                 =============


                             See accompanying notes.
--------------------------------------------------------------------------------

SECURITY CAPITAL PRESERVATION FUND
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED MARCH 31, 2001
(UNAUDITED)

INVESTMENT INCOME:
  Income net of expenses allocated
    from PreservationPlus Income Portfolio ...................................   $ 6,751,184

EXPENSES:
  Administration and management services fees ................................       292,844
  12b-1 distribution fees ....................................................       260,102
  Registration fees ..........................................................         9,662
  Reports to shareholders ....................................................         2,569
  Transfer Agent fees ........................................................       118,518
  Professional fees ..........................................................        19,733
  Custodian fees .............................................................        62,201
  Trustee fees ...............................................................         4,438
  Other fees .................................................................         4,066
                                                                                 -----------
    Total expenses ...........................................................       774,133
    Less: management service fees waived .....................................      (201,655)
                                                                                 -----------
     Net expenses ............................................................       572,478
                                                                                 -----------
     Net investment income ...................................................     6,178,706
                                                                                 -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND WRAPPER AGREEMENT:
  Net realized gain/(loss) from:
    Investment Transactions ..................................................       176,421
    Foreign Currency Transactions ............................................       263,840
    Forward Foreign Currency Transactions ....................................       (51,953)
    Foreign Futures Transactions .............................................    (1,834,252)
                                                                                ------------
 Net realized loss ...........................................................    (1,445,944)
  Net change in unrealized appreciation/depreciation on:
    Investments, Foreign Currency, Forward
    Foreign Currency Contracts and Futures Contracts .........................     7,305,812
    Wrapper Agreements .......................................................    (5,859,868)
                                                                                 -----------
  Net Realized and Unrealized Gain (Loss) on
    Investments, Futures, Foreign Currencies, Forward
    Foreign Currency Contracts and Wrapper Agreements ........................         --
                                                                                 -----------
  Net increase in net assets from operations .................................   $ 6,178,706
                                                                                 ===========


                             See accompanying notes.
--------------------------------------------------------------------------------

SECURITY CAPITAL PRESERVATION FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      FOR THE SIX MONTHS ENDED
                                                                           MARCH 31, 2001            FOR THE YEAR ENDED
                                                                             (UNAUDITED)             SEPTEMBER 30, 2000
                                                                      -------------------------      ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income .............................................    $   6,178,706                $   7,225,123
  Net realized gain (loss) from investments,
    futures, foreign currency and
    forward foreign currency transactions ...........................       (1,445,944)                      55,435
  Net change in unrealized appreciation/depreciation on
    investments, foreign currency, forward foreign
    currency contracts and futures contracts ........................        7,305,812                    2,572,170
  Net change in unrealized appreciation/depreciation on
    Wrapper Agreements ..............................................       (5,859,868)                  (2,627,605)
                                                                         -------------                -------------
    Net increase in net assets resulting from operations ............        6,178,706                    7,225,123
                                                                         -------------                -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
    Class A .........................................................       (6,061,597)                  (7,162,049)
    Class B .........................................................          (27,978)                     (30,550)
    Class C .........................................................          (89,126)                     (32,524)
    Class S .........................................................               (5)                        --
                                                                         -------------                -------------
     Total distributions to shareholders ............................       (6,178,706)                  (7,225,123)
                                                                         -------------                -------------
CAPITAL TRANSACTIONS IN SHARES
 OF BENEFICIAL INTEREST:
  Proceeds from sale of shares
    Class A .........................................................       35,747,564                  187,459,860
    Class B .........................................................          555,181                      456,680
    Class C .........................................................        2,991,877                    1,634,311
    Class S .........................................................            3,200                         --
  Dividends reinvested
    Class A .........................................................        6,018,069                    7,300,934
    Class B .........................................................           29,219                       35,126
    Class C .........................................................           80,360                       26,519
    Class S .........................................................                5                         --
  Cost of shares redeemed
    Class A .........................................................      (41,503,713)                 (21,786,532)
    Class B .........................................................          (32,062)                     (25,083)
    Class C .........................................................       (1,457,852)                    (157,943)
    Class S .........................................................             --                           --
                                                                         -------------                -------------
  Net increase in net assets from capital
    transactions in shares of beneficial interest ...................        2,431,848                  174,943,872
                                                                         -------------                -------------
  Net increase in net assets ........................................        2,431,848                  174,943,872

NET ASSETS:
  Beginning of period ...............................................      200,722,422                   25,778,550
                                                                         -------------                -------------
  End of period .....................................................    $ 203,154,270                $ 200,722,422
                                                                         =============                =============


                             See accompanying notes.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SECURITY CAPITAL PRESERVATION FUND (CLASS A SHARES)


                                                                                       FISCAL PERIOD ENDED
                                                                        ----------------------------------------------
                                                                         3-31-01 (d)       9-30-00        9-30-99 (a)
                                                                        -------------    -----------     -------------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ..................................   $     10.00     $     10.00     $     10.00
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income ................................................          0.30            0.65            0.22
DISTRIBUTIONS TO SHAREHOLDERS:
Net Investment Income ................................................         (0.30)          (0.65)          (0.22)
                                                                         -----------     -----------     -----------
NET ASSET VALUE END OF PERIOD ........................................   $     10.00     $     10.00     $     10.00
                                                                         ===========     ===========     ===========

TOTAL INVESTMENT RETURN (b) ..........................................          3.08%           6.65%           2.24%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) .................................   $   198,497     $   198,235     $    25,261
Ratio of Net Investment Income
 to Average Net Assets ...............................................          6.09%           6.51%           6.16%
Ratio of Expenses to Average Net Assets (c) ..........................          1.11%           1.00%           1.26%
Ratio of Expenses to Average Net Assets
 Before Waivers (c) ..................................................          1.56%           1.64%           2.18%

SECURITY CAPITAL PRESERVATION FUND (CLASS B SHARES)


                                                                                       FISCAL PERIOD ENDED
                                                                        -----------------------------------------------
                                                                          3-31-01 (d)      9-30-00         9-30-99 (a)
                                                                        -------------    -----------     -------------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ..................................   $     10.00     $     10.00     $     10.00
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income ................................................          0.28            0.60            0.20
DISTRIBUTIONS TO SHAREHOLDERS:
Net Investment Income ................................................         (0.28)          (0.60)          (0.20)
                                                                         -----------     -----------     -----------
NET ASSET VALUE END OF PERIOD ........................................   $     10.00     $     10.00     $     10.00
                                                                         ===========     ===========     ===========

TOTAL INVESTMENT RETURN (b) ..........................................          2.87%           6.12%           2.03%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) .................................   $     1,343     $       790     $       324
Ratio of Net Investment Income
 to Average Net Assets ...............................................          5.59%           6.01%           5.27%
Ratio of Expenses to Average Net Assets (c) ..........................          1.61%           1.50%           1.89%
Ratio of Expenses to Average Net Assets
 Before Waivers (c) ..................................................          2.04%           2.14%           2.81%

SECURITY CAPITAL PRESERVATION FUND (CLASS C SHARES)


                                                                                       FISCAL PERIOD ENDED
                                                                        -----------------------------------------------
                                                                          3-31-01 (d)      9-30-00         9-30-99 (a)
                                                                        -------------    -----------     -------------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ..................................   $     10.00     $     10.00     $     10.00
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income ................................................          0.30            0.62            0.21
DISTRIBUTIONS TO SHAREHOLDERS:
Net Investment Income ................................................         (0.30)          (0.62)          (0.21)
                                                                         -----------     -----------     -----------
NET ASSET VALUE END OF PERIOD ........................................   $     10.00     $     10.00     $     10.00
                                                                         ===========     ===========     ===========

TOTAL INVESTMENT RETURN (b) ..........................................          2.99%           6.39%           2.12%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) .................................   $     3,311     $     1,697     $       194
Ratio of Net Investment Income
 to Average Net Assets ...............................................          5.82%           6.26%           5.51%
Ratio of Expenses to Average Net Assets (c) ..........................          1.36%           1.25%           1.64%
Ratio of Expenses to Average Net Assets
 Before Waivers (c) ..................................................          1.80%           1.89%           2.56%


                             See accompanying notes.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SECURITY CAPITAL PRESERVATION FUND (CLASS S SHARES)


                                                                FISCAL PERIOD ENDED
                                                                -------------------
                                                                    3-31-01 (e)
                                                                -------------------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD .........................           $10.00
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income .......................................             0.02
DISTRIBUTIONS TO SHAREHOLDERS:
Net Investment Income .......................................            (0.02)
                                                                        ------
NET ASSET VALUE END OF PERIOD ...............................           $10.00
                                                                        ======

TOTAL INVESTMENT RETURN (B) .................................             0.18%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ........................           $    3
Ratio of Net Investment Income
 to Average Net Assets ......................................             5.81%
Ratio of Expenses to Average Net Assets (c) .................             1.88%
Ratio of Expenses to Average Net Assets
 Before Waivers (c) .........................................             2.12%

(a) Security Capital Preservation Fund Class A, B and C Shares were initially capitalized on May 3, 1999, with a net asset value of $10 per share. Amounts presented are for the period May 3, 1999 through September 30, 1999. Percentage amounts, except for total return, have been annualized.

(b) Total return information does not reflect deduction of any sales charges imposed at the time of purchase for Class A shares or upon redemption for Class B, C and S shares.

(c) Ratio expenses to average net assets include expenses of the PreservationPlus Income Portfolio.

(d) Unaudited figures for the six months ended March 31, 2001. Percentage amounts for the period, except total return, have been annualized.

(e) Unaudited figures for the period ended March 31, 2001. Class "S" shares were initially offered for sale on February 1, 2001. Percentage amounts for the period, except total return, have been annualized.


                            See accompanying notes.
--------------------------------------------------------------------------------

     NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
 ................................................................................


NOTE I - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A. ORGANIZATION

     Security Capital Preservation Fund (the "Fund") seeks to provide investors with a high level of current income while seeking to maintain a stable net asset value ("NAV") per share. Security Income Fund is an open-end management investment company (mutual fund). The Fund is a separate series of Security Income Fund and currently offers four classes of shares (the "Shares"). The Shares are offered exclusively to retirement accounts such as tax-sheltered annuity custodial accounts ("TSA Accounts"), individual retirement accounts ("IRAs"), and to employees investing through participant-directed employee benefit plans. The Fund began operations on May 3, 1999. Class A shares are sold with a sales charge at the time of purchase. Class A shares are not subject to a sales charge when they are redeemed. Class B, C and S shares are offered without a front-end sales charge but incur additional class-specific expenses. Redemptions of the shares within 5 years of acquisition for Class B shares, redemptions within 1 year of acquisition for Class C shares and redemptions within 7 years of acquisition for Class S shares incur a contingent deferred sales charge.

     The Fund seeks to achieve its investment objective by investing substantially all of its assets in the PreservationPlus Income Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The value of such investment in Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At March 31, 2001, the Fund's investment was approximately 99.6% of the Portfolio.

     The financial statements of the Portfolio, including a list of assets held, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

B. VALUATION OF SECURITIES, SECURITY TRANSACTIONS AND
RELATED INVESTMENT INCOME

     Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     The Fund earns income, net of expenses, on its investment in the Portfolio. All of the net investment income and net realized and unrealized gains and losses (including Wrapper Agreements) of the Portfolio are allocated pro rata among the investors in the Portfolio on a daily basis.

     Security transactions are accounted for on a trade date basis. Realized gains and losses on investments sold are computed on the basis of identified cost. The realized and unrealized gains and losses in the Statement of Operations represent the Fund's pro rata interest in the realized and unrealized gains and losses of the Portfolio, including the offsetting valuation change of the Wrapper Agreements.

C. DISTRIBUTIONS

     It is the Fund's policy to declare dividends daily and distribute dividends monthly to shareholders from net investment income. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, will be made annually.

D. FEDERAL INCOME TAXES

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code and distribute income to shareholders. Therefore, no federal income tax provision is required. The Fund may periodically make reclassifications among certain of its capital accounts as a result of differences in the characterization and allocation of certain income and capital gains determined in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States.

E. OTHER

     Security Income Fund accounts separately for the assets, liabilities and operations of each fund. Expenses directly attributable to a fund are charged to that fund, while expenses which are attributable to all of the funds are allocated among them on the basis of relative net assets.

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2 - FEES AND TRANSACTIONS WITH AFFILIATES

     The Fund has entered into an Administration and Services Agreement with Security Management Company, LLC ("SMC"). Under this agreement, SMC provides administrative functions and transfer agency services. This agreement provides for the Fund to pay SMC an administration fee, accrued daily and paid monthly, equal to .09% per year of the average daily net assets of the Fund. SMC is paid an annual fixed charge per account as well as transaction fees for shareholder activity and dividend payments.

     Under a Sub-Accounting Agreement between SMC and Bankers Trust Company, Bankers Trust has agreed to provide certain accounting services to the Fund, including the daily calculation of the Fund's NAV. The Sub- Accounting Agreement provides for SMC to pay Bankers Trust a fee, equal to $14,000 per year.

     Pursuant to a separate Management Services Agreement, SMC also performs certain other services on behalf of the Fund. Under this Agreement, SMC provides, among other things, feeder fund management and administrative services to the Fund which include monitoring the performance of the Portfolio, coordinating the Fund's relationship with the Portfolio, communicating with the Fund's Board of Directors and shareholders regarding the Portfolio's performance and the Fund's two tier structure, and in general, assisting the Board of Directors of the Fund in all aspects of the administration and operation of the Fund. For

--------------------------------------------------------------------------------

 ................................................................................


NOTE 2 - FEES AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

these services, the Fund pays SMC a fee at the annual rate of .20% of its average daily net assets, calculated daily and payable monthly.

     Bankers Trust has contractually agreed to waive its fees and reimburse expenses of the Portfolio through January 31, 2010, to the extent necessary, to limit all expenses to .80% of the average daily net assets of the Portfolio. In addition, SMC has agreed to cap the annual expenses of the Fund at 1.50% of the average daily net assets, exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses and 12b-1 fees.

     The Fund has adopted Distribution Plans related to the offering of Class A, B, C and S shares pursuant to Rule 12b- 1 of the Investment Company Act. The Plans provide for payments at an annual rate of 0.25% of the average daily net assets of Class A shares, 0.75% of the average daily net assets of Class B shares, 0.50% of the average daily net assets of Class C shares and 1.00% of the average daily net assets of Class S shares.

     Security Distributors, Inc. (SDI), is national distributor for the Income Fund. For the period October 1, 2000 through March 31, 2001, SDI received net underwriting commissions on sales of Class A shares and contingent deferred sales charges (CDSC) on redemptions of Class B, Class C and Class S shares, after allowances to brokers and dealers in the amounts presented in the following table:

     SDI Underwriting     (Class B)         $20
     SDI CDSC             (Class C)         $39
     Broker/Dealer        (Class A)        $739
     Broker/Dealer        (Class B)      $7,212
     Broker/Dealer        (Class C)      $2,421

Certain officers and directors of the Fund are also officers and/or directors of Security Benefit Life Insurance Company and its subsidiaries, which include SMC and SDI.


NOTE 3 - SHARES OF BENEFICIAL INTEREST

At March 31, 2001, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest as follows:

Six Months Ended March 31, 2001

                   Shares          Shares        Shares    Increase (Decrease)
                    Sold         Reinvested     Redeemed         Shares
                ----------------------------------------------------------------
     Class A      3,574,736        601,827     (4,150,371)         26,192
     Class B         55,518          2,922         (3,206)         55,234
     Class C        299,187          8,036       (145,785)        161,438
     Class S            320              1              0             321

Year Ended September 30, 2000

                   Shares          Shares        Shares    Increase (Decrease)
                    Sold         Reinvested     Redeemed         Shares
                ----------------------------------------------------------------
     Class A     18,745,986        730,093     (2,178,653)     17,297,426
     Class B         45,668          3,513         (2,509)         46,672
     Class C        163,431          2,652        (15,794)        150,289





--------------------------------------------------------------------------------

     SCHEDULE OF PORTFOLIO INVESTMENTS
 ................................................................................
MARCH 31, 2001 (UNAUDITED)

-------------------------------------------
     PRESERVATIONPLUS INCOME PORTFOLIO
-------------------------------------------

INVESTMENTS IN
UNAFFILIATED ISSUERS                                PRINCIPAL         MARKET
ASSET-BACKED SECURITIES                               AMOUNT          VALUE
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 9.46%
California Infrastructure PG&E,
  6.42%, 9/25/08 ...........................       $ 2,000,000     $ 2,058,080
Chase Funding Mortgage Loan,
  7.674%, 10/25/19 .........................         3,000,000       3,121,453
Chemical Credit Card Master Trust 1,
  7.09%, 2/15/09 ...........................         3,000,000       3,202,760
Copelco Capital Funding Corp.,
  7.12%, 8/18/03 ...........................         3,000,000       3,084,314
Prime Credit Card Master Trust,
  6.70%, 10/15/09 ..........................         1,000,000       1,041,692
Providian Master Trust,
  7.49%, 8/17/09 ...........................         2,500,000       2,675,690
Residential Funding Mortgage
  Securities I, 8.00%, 5/25/13 .............         3,000,000       3,103,850
Residential Funding Mortgage
  Securities II, 6.40%, 1/25/16 ............         1,000,000         999,360
                                                                   -----------
TOTAL ASSET-BACKED SECURITIES
  (Cost $18,338,630) ............................................   19,287,199
                                                                   -----------
CORPORATE DEBT - 48.21%

FINANCIALS - 21.59%
Abbey National PLC,
  6.69%, 10/17/05 ..........................         1,000,000       1,027,910
ABN Amro Bank, NV,
  7.25%, 5/31/05 ...........................         1,000,000       1,055,669
Allstate Corp.,
  7.20%, 12/1/09 ...........................         1,000,000       1,056,507
American Express,
  6.875%, 11/1/05 ..........................         1,000,000       1,054,903
American General Finance,
  5.875%, 12/15/05 .........................         1,440,000       1,437,539
Aristar, Inc.,
  6.00%, 5/15/02 ...........................         1,600,000       1,612,214
Associates Corp.,
  8.55%, 7/15/09 ...........................         1,500,000       1,696,433
Avco Financial Services,
  6.00%, 8/15/02 ...........................           425,000         429,684
Bank of America Corp.,
  5.875%, 2/15/09 ..........................         1,000,000         959,003
Bank of Tokyo - Mitsubishi,
  8.40%, 4/15/10 ...........................         1,000,000       1,073,074
BankBoston,
  6.50%, 12/19/07 ..........................         1,000,000       1,006,532
Bear Stearns Company, Inc.,
  7.625%, 2//1/05 ..........................         1,000,000       1,046,505
Bombardier Capital, Inc.,
  7.30%, 12/15/02 ..........................         1,000,000       1,021,136
CIT Group, Inc.,
  7.125%, 10/15/04 .........................         1,000,000       1,034,447


                                                    PRINCIPAL         MARKET
CORPORATE DEBT (CONTINUED)                            AMOUNT          VALUE
--------------------------------------------------------------------------------
Citifinancial,
  6.50%, 8/1/04 ............................         1,000,000     $ 1,027,766
Citigroup, Inc.,
  7.25%, 10/1/10 ...........................           500,000         526,174
CNA Financial,
  6.45%, 1/15/08 ...........................         1,000,000         935,670
Deutsche Telekom International Finance,
  7.75%, 6/15/05 ...........................         1,000,000       1,032,335
Everest Reins Holding, Co.,
  8.75%, 3/15/10 ...........................         1,000,000       1,122,808
Ford Motor Credit Corp.,
  6.125%, 4/28/03 ..........................         1,000,000       1,010,204
  7.375%, 10/28/09 .........................         2,000,000       2,065,180
General Electric Capital Corp.,
  6.75%, 9/11/03 ...........................         1,000,000       1,040,616
  7.50%, 5/15/05 ...........................           500,000         539,678
  6.875%, 11/15/10 .........................           800,000         857,528
General Motors Acceptance
  Corp., 7.75%, 1/19/10 ....................         2,000,000       2,112,044
Goldman Sachs Group, Inc.,
  6.875%, 1/15/11 ..........................         1,000,000       1,013,134
Heller Financial Inc.,
  7.875%, 5/15/03 ..........................         1,000,000       1,044,651
Household Finance Corporation,
  6.50%, 11/15/08 ..........................         1,000,000         994,725
J.P. Morgan & Co., Inc.,
  6.00%, 1/15/09 ...........................         1,000,000         977,450
Lehman Brothers Holdings,
  6.625%, 12/27/02 .........................           950,000         969,364
  8.25%, 6/15/07 ...........................           775,000         840,660
Merrill Lynch & Co.,
  6.64%, 9/19/02 ...........................         1,000,000       1,022,343
Morgan Stanley Dean Witter,
  7.00%, 10/1/13 ...........................         1,600,000       1,617,363
Paine Webber Group, Inc.,
  6.375%, 5/15/04 ..........................         1,000,000       1,027,347
Santander Finance Issuance,
  6.80%, 7/15/05 ...........................         1,500,000       1,539,359
Suntrust Banks, Inc.,
  7.75%, 5/01/10 ...........................         1,000,000       1,084,270
Transamerica Finance Corp.,
  7.25%, 8/15/02 ...........................         1,000,000       1,023,429
Verizon Global Funding Corp.,
  6.75%, 12/1/05 ...........................         1,000,000       1,037,197
Wells Fargo & Co.,
  7.25%, 08/24/05 ..........................         1,000,000       1,061,729
Westdeutsche Landesbank NY,
  6.05%, 1/15/09 ...........................         1,000,000         983,430
                                                                   -----------
                                                                    44,018,010
                                                                   -----------

                            See accompanying notes.
--------------------------------------------------------------------------------

     SCHEDULE OF PORTFOLIO INVESTMENTS
 ................................................................................
MARCH 31, 2001 (UNAUDITED)

-------------------------------------------
     PRESERVATIONPLUS INCOME PORTFOLIO
                (CONTINUED)
-------------------------------------------


                                                  PRINCIPAL           MARKET
CORPORATE DEBT (CONTINUED)                          AMOUNT            VALUE
--------------------------------------------------------------------------------
INDUSTRIAL - 7.49%
Delphi Auto Systems Corp.,
  6.50%, 5/1/09 ........................         $ 1,000,000       $   970,102
News America Holdings,
  8.50%, 2/15/05 .......................           1,000,000         1,067,442
Northrop-Grumman Corp.,
  7.00%, 3/1/06 ........................           1,000,000         1,031,427
Paramount Communications,
  7.50%, 1/15/02 .......................           1,000,000         1,016,968
Pepsi Bottling Holdings,
  5.625%, 2/17/09 ......................           1,000,000           976,488
Raytheon Co.,
  7.90%, 3/1/03 ........................           1,000,000         1,026,414
Safeway, Inc.,
  6.50%, 11/15/08 ......................             825,000           834,021
Tele-Commun Inc.,
  9.25%, 4/15/02 .......................           1,000,000         1,033,080
Time Warner, Inc.,
  7.48%, 1/15/08 .......................           1,000,000         1,068,585
TYCO International Group,
  5.875%, 11/1/04 ......................           1,000,000           999,415
Tyson Foods Inc.,
  6.75%, 6/1/05 ........................           1,000,000           987,987
Unilever Capital Corp.,
  6.875%, 11/1/05 ......................           1,000,000         1,054,069
Union Pacific Corp.,
  7.25%, 11/1/08 .......................           1,000,000         1,042,633
United Technologies Corp.,
  7.125%, 11/15/10 .....................           1,000,000         1,076,999
Viacom, Inc.,
  7.70%, 7/30/10 .......................           1,000,000         1,087,483
                                                                   -----------
                                                                    15,273,113
                                                                   -----------
OTHER - 12.13%
Atlantic Richfield Bpa,
  10.875%, 7/15/05 .....................           1,000,000         1,207,437
Compaq Computer,
  7.45%, 8/1/02 ........................           1,000,000         1,010,176
Cox Communication, Inc.,
  7.50%, 8/15/04 .......................           1,000,000         1,043,354
DaimlerChrysler NA Holdings,
  6.59%, 6/18/02 .......................           1,000,000         1,018,944
  7.125%, 4/10/03 ......................           1,000,000         1,021,011
Deere & Co.,
  7.85%, 5/15/10 .......................           1,000,000         1,100,548
Delta Air Lines,
  7.90%, 12/15/09 ......................           1,000,000           969,075
Duke Capital Corp.,
  7.50%, 10/1/09 .......................           1,000,000         1,067,592
EOP Operating LP,
  7.75%, 11/15/07 ......................             350,000           370,223


                                                  PRINCIPAL           MARKET
CORPORATE DEBT (CONTINUED)                          AMOUNT            VALUE
--------------------------------------------------------------------------------
Federated Department Stores,
  6.90%, 4/1/29 ........................         $ 1,000,000       $   918,523
Goodyear Tire & Rubber,
  8.50%, 3/15/07 .......................           1,000,000         1,008,668
Hertz Corp.,
  7.00%, 7/1/04 ........................             850,000           869,759
Kroger Co.,
  7.45%, 3/1/08 ........................           1,000,000         1,050,048
Lockheed Martin Corp.,
  7.25%, 5/15/06 .......................           1,137,000         1,191,478
Marriot International,
  6.875%, 11/15/05 .....................           1,000,000         1,025,339
Motorola, Inc.,
  7.625%, 11/15/10 .....................           1,000,000           984,980
Nortell Networks Ltd.,
  6.125%, 2/15/06 ......................             700,000           678,672
Occidental Petroleum,
  7.375%, 11/15/08 .....................           1,000,000         1,045,213
Phillips Dele,
  8.50%, 5/25/05 .......................           1,000,000         1,099,456
PP&L Capital Funding, Inc.,
  8.375%, 6/15/07 ......................           1,000,000         1,059,027
Sears Roebuck Acceptance,
  6.00%, 3/20/03 .......................           1,000,000         1,003,903
Sprint Capital Corp.,
  6.875%, 11/15/28 .....................           1,000,000           854,994
TRW, Inc.,
  6.50%, 6/1/02 ........................           1,000,000           994,722
Vodafone Airtouch PLC,
  7.75%, 2/15/10 .......................           1,000,000         1,077,711
Wal-Mart Stores,
  6.875%, 8/10/09 ......................           1,000,000         1,058,107
                                                                   -----------
                                                                    24,728,960
                                                                   -----------
UTILITIES - 7.00%
AT&T Corp.,
  6.50%, 3/15/29 .......................           1,000,000           843,826
British Telecom PLC;
  7.625%, 12/15/05 .....................           1,000,000         1,034,722
  8.125%, 12/15/10 .....................           1,000,000         1,043,027
Clear Channel Communications,
  7.25%, 9/15/03 .......................           1,000,000         1,033,989
Coastal Corp.,
  7.75%, 6/15/10 .......................           1,000,000         1,070,475
Conoco Inc.,
  6.35%, 4/15/09 .......................           1,000,000         1,014,775
Dynegy Holdings, Inc.,
  8.125%, 3/15/05 ......................           1,000,000         1,059,036
France Telecom,
  7.75%, 3/1/11 ........................           1,000,000         1,008,199


                            See accompanying notes.
--------------------------------------------------------------------------------

     SCHEDULE OF PORTFOLIO INVESTMENTS
 ................................................................................
MARCH 31, 2001, (UNAUDITED)

-------------------------------------------
     PRESERVATIONPLUS INCOME PORTFOLIO
                (CONTINUED)
-------------------------------------------


                                                      PRINCIPAL       MARKET
CORPORATE DEBT (CONTINUED)                              AMOUNT        VALUE
--------------------------------------------------------------------------------
UTILITIES (CONTINUED)
GTE California, Inc.,
  5.50%, 1/15/09 ...............................     $ 1,000,000   $   952,599
Keyspan Corp.,
  8.00%, 11/15/30 ..............................         400,000       438,947
MCI Worldcom, Inc.,
  6.95%, 8/15/06 ...............................       1,000,000       990,086
Nigara Mohawk Power,
  7.75%, 10/1/08 ...............................       1,000,000     1,042,611
Progress Energy, Inc.,
  6.75%, 3/1/06 ................................         335,000       344,948
Southern Carolina Electric & Gas,
  7.50%, 6/15/05 ...............................       1,000,000     1,062,353
Tosco Corp.,
  7.625%, 5/15/06 ..............................       1,250,000     1,333,924
                                                                   -----------
                                                                    14,273,517
                                                                   -----------
TOTAL CORPORATE DEBT
  (Cost $93,244,727) ...........................................    98,293,600
                                                                   -----------
FOREIGN DEBT- 2.26%
Celulosa Arauco Constitu,
  6.75%, 12/15/03 ..............................       1,000,000       998,603
Corp Andina de Fomento,
  7.75%, 3/1/04 ................................       1,000,000     1,034,687
Hanson Overseas B.V.,
  7.375%, 1/15/03 ..............................       1,000,000     1,019,047
HSBC Holding PLC,
  7.50%, 7/15/09 ...............................       1,000,000     1,065,385
Koninklijke Kpn NV (144a),
  7.50%, 10/1/05 ...............................         500,000       492,185
                                                                   -----------
TOTAL FOREIGN DEBT
  (Cost $4,455,698) ............................................     4,609,907
                                                                   -----------

COLLATERALIZED MORTGAGE OBLIGATIONS - 14.88%
Bank of America Mortgage Securities,
  5.90%, 4/25/29 ...............................       3,000,000     3,024,030
Bear Stearns Commercial
  Mortgage Securities,
  7.64%, 2/15/09 ...............................         110,119       117,364
  7.11%, 9/15/09 ...............................         973,750     1,021,883
  7.78%, 2/15/10 ...............................       2,000,000     2,175,362
Chase Mortgage Finance Corp.,
  6.75%, 8/25/29 ...............................       3,000,000     3,059,160
Citigroup Mortgage Securities, Inc.,
  6.50%, 7/25/28 ...............................       3,000,000     3,045,382


COLLATERALIZED MORTGAGE                               PRINCIPAL       MARKET
OBLIGATIONS (CONTINUED)                                 AMOUNT        VALUE
--------------------------------------------------------------------------------
First Union National Bank
  Commercial Mortgage,
  7.184%, 9/15/08 ..............................     $ 1,151,303   $ 1,209,430
First Union-Lehman Brothers-Bank
  of America,
  6.28%, 6/18/07 ...............................         336,046       342,877
GE Capital Mortgage Services, Inc.,
  7.00%, 5/25/24 ...............................         460,000       468,018
  6.00%, 7/25/29 ...............................         843,372       837,097
LB Commercial Conduit Mortgage Trust,
  6.41%, 8/15/07 ...............................       2,864,981     2,935,366
LB-UBS Commercial Mortgage Trust,
  7.95%, 7/15/09 ...............................       2,452,127     2,649,015
Morgan Stanley Capital I,
  6.76%, 7/15/09 ...............................       2,437,931     2,522,017
Norwest Asset Securities Corp.,
  6.75%, 8/25/29 ...............................         900,708       909,156
PNC Mortgage Acceptance Corp.,
  7.52%, 7/15/08 ...............................       1,916,006     2,036,445
Residential Funding Mortgage Securities I,
  6.75%, 4/25/29 ...............................         845,431       848,728
  7.10%, 12/25/29 ..............................       3,000,000     3,049,170
Vendee Mortgage Trust,
  7.50%, 8/15/17 ...............................          92,936        93,891
                                                                   -----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (Cost $28,537,540) ...........................................    30,344,391


MORTGAGE BACKED SECURITIES - 15.21%
FGLMC GOLD,
  7.50%, 10/1/24 ...............................       4,088,114     4,214,286
FHLMC GOLD,
  8.00%, 3/1/27 ................................         819,755       852,645
FNCL,
  8.00%, 5/1/25 ................................       3,649,154     3,766,230
  8.00%, 9/1/26 ................................       2,012,623     2,077,194
  7.50%, 7/1/27 ................................       1,834,761     1,876,424
  7.50%, 9/1/27 ................................       5,141,316     5,258,065
  8.00%, 9/1/27 ................................       5,039,030     5,200,698
  6.50%, 9/1/28 ................................         888,433       887,625
  6.50%, 10/1/28 ...............................         947,508       946,646
  6.50%, 12/1/28 ...............................         881,144       880,343
FNMA, 7.369%, 1/17/13 ..........................       4,738,682     5,045,122
                                                                   -----------
TOTAL MORTGAGE BACKED SECURITIES
  (Cost $30,040,986) ...........................................    31,005,278
                                                                   -----------


                            See accompanying notes.
--------------------------------------------------------------------------------

     SCHEDULE OF PORTFOLIO INVESTMENTS
 ................................................................................
MARCH 31, 2001 (UNAUDITED)

-------------------------------------------
     PRESERVATIONPLUS INCOME PORTFOLIO
                (CONTINUED)
-------------------------------------------


                                                 PRINCIPAL           MARKET
                                               AMOUNT/SHARES         VALUE
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES - 1.92%
U.S. Treasury Notes,
  5.25%, 5/15/04 ...........................   $     440,000     $     450,338
  5.875%, 11/15/05 .........................       2,000,000         2,104,330
  5.75%, 8/15/10 ...........................       1,300,000         1,370,274
                                                                 -------------
TOTAL US TREASURY SECURITIES
  (Cost $3,842,591) ........................................         3,924,942
                                                                 -------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 2.54%
FHLB,
  6.875%, 7/18/02 ..........................       1,000,000         1,028,893
FHLMC,
  6.25%, 7/15/04 ...........................       4,000,000         4,155,428
                                                                 -------------
TOTAL U.S. GOVERNMENT &
    AGENCY OBLIGATIONS
  (Cost $4,907,245) ........................................         5,184,321
                                                                 -------------

SHORT-TERM INSTRUMENTS - 0.89%
U.S. TREASURY BILL - 0.89%
U.S. Treasury Bill,
  4.82%, 4/19/01 ...........................       1,820,000         1,815,595
                                                                 -------------
TOTAL SHORT-TERM INSTRUMENTS
  (Cost $1,815,595) ........................................         1,815,595
                                                                 -------------

TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS
  (Cost $185,183,012) ......................................       194,465,233
                                                                 -------------

INVESTMENTS IN AFFILIATED INVESTMENT
COMPANIES SHORT-TERM INSTRUMENTS- 7.03%

MUTUAL FUNDS - 7.03%
Cash Management Fund
  Institutional,
  5.177%, 4/2/01 ...........................      14,326,909        14,326,909
                                                                 -------------

TOTAL INVESTMENTS IN AFFILIATED
  INVESTMENT COMPANIES
  (Cost $14,326,909) .......................................        14,326,909
                                                                 -------------

TOTAL INVESTMENTS
  (Cost $199,509,921) ......................          102.40%      208,792,142
                                                                 -------------


                                                                     MARKET
                                                                     VALUE
--------------------------------------------------------------------------------
WRAPPER AGREEMENTS*
Bank of America NT & SA ....................................        (2,145,071)
Caisse des Depot et Consignations ..........................        (2,895,386)
Transamerica Life Insurance
  & Annuity Co. ............................................     $  (2,281,543)
                                                                 -------------
TOTAL WRAPPER AGREEMENTS ...................           (3.59%)      (7,322,000)
                                                                 -------------
OTHER ASSETS IN EXCESS
OF LIABILITIES .............................            1.19%        2,432,378
                                                                 -------------
NET ASSETS - ...............................          100.00%    $ 203,902,520
                                                      ======     =============


*Wrapper Agreements - Each Wrapper Agreement obligates the wrapper provider to maintain the book value of a portion of the Portfolio's assets up to a specified maximum dollar amount, upon the occurrence of certain specified events.

The following abbreviations are used in portfolio descriptions:
FGLMC - Federal Government Loan Mortgage Company
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FNCL - Federal National Mortgage Association Class Loan



                            See accompanying notes.
--------------------------------------------------------------------------------

================================================================================
PreservationPlus Income Portfolio

STATEMENT OF ASSETS AND LIABILITIES  March 31, 2001 (Unaudited)
-------------------------------------------------------------------------------------------------------------
ASSETS
  Investment in Unaffiliated Issuers at Value (cost $185,183,012) ............................. $ 194,465,233
  Investment in Affiliated Investment Companies, at Value (cost of $14,326,909) ...............    14,326,909
  Interest Receivable(1) ......................................................................     2,591,862
  Cash ........................................................................................       242,403
  Unrealized Appreciation on Forward Foreign Currency Contracts ...............................       528,516
  Prepaid Expenses and Other ..................................................................        53,124
                                                                                                -------------
Total Assets ..................................................................................   212,208,047
                                                                                                -------------
LIABILITIES
  Due to Bankers Trust ........................................................................        67,585
  Wrapper Agreements ..........................................................................     7,322,000
  Variation Margin Payable ....................................................................       262,870
  Unrealized Depreciation on Forward Foreign Currency Contracts ...............................       520,795
  Accrued Expenses and Other ..................................................................       132,277
                                                                                                -------------
Total Liabilities .............................................................................     8,305,527
                                                                                                -------------
Net Assets .................................................................................... $ 203,902,520
                                                                                                =============

(1) Includes $4,067 from the Portfolio's investment in Cash Management Fund Institutional

STATEMENT OF OPERATIONS  For the Six Months Ended March 31, 2001 (Unaudited)
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest Income ............................................................................. $   6,721,689
  Dividends from affiliated investment companies ..............................................       651,745
  Credited Rate Interest ......................................................................       199,922
                                                                                                -------------
Total Investment Income .......................................................................     7,573,356
                                                                                                -------------
EXPENSES:
  Advisory Fees ...............................................................................       714,589
  Wrapper Fees ................................................................................       218,413
  Pricing Fees ................................................................................        52,624
  Professional Fees ...........................................................................         8,493
  Administration and Service Fees .............................................................        51,042
  Trustees Fees ...............................................................................         3,374
  Miscellaneous ...............................................................................        13,504
                                                                                                -------------
Total Expenses ................................................................................     1,062,039
Less: Fee Waivers or Expense Reimbursements ...................................................      (247,848)
                                                                                                -------------
    Net Expenses ..............................................................................       814,191
                                                                                                -------------
NET INVESTMENT INCOME .........................................................................     6,759,165
                                                                                                -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCIES
  AND WRAPPER AGREEMENTS
    Net Realized Gain (Loss) from:
     Investments Transactions .................................................................       176,673
     Foreign Currency Transactions ............................................................       264,042
     Forward Foreign Currency Transactions ....................................................       (52,026)
     Foreign Futures Transactions .............................................................    (1,836,817)
    Net Change in Unrealized Appreciation/Depreciation on Investment and Foreign Currencies ...     7,316,145
  Net Change in Unrealized Appreciation/Depreciation on Wrapper Agreements ....................    (5,868,017)
                                                                                                -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCIES
  AND WRAPPER AGREEMENTS ......................................................................            --
                                                                                                -------------
NET INCREASE IN NET ASSETS FROM OPERATIONS .................................................... $   6,759,165
                                                                                                =============

                        See notes to financial statements

-------------------------------------------------------------------------------

===============================================================================
PreservationPlus Income Portfolio

STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                          For the Six              For the
                                                                                         Months Ended             year ended
                                                                                        March 31, 2001        September 30, 2000
                                                                                          (Unaudited)         ------------------
                                                                                          -----------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
  Net Investment Income ..........................................................       $   6,759,165           $   7,962,226
  Net Realized Gain (Loss) from Investment and Foreign Currency Transactions .....          (1,448,128)                 54,753
  Net Change in Unrealized Appreciation/Depreciation on Investments
    and Foreign Currencies .......................................................           7,316,145               2,575,837
  Net Change in Unrealized Appreciation/Depreciation on Wrapper Agreements .......          (5,868,017)             (2,630,590)
                                                                                         -------------           -------------
Net Increase in Net Assets from Operations .......................................           6,759,165               7,962,226
                                                                                         -------------           -------------

CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Proceeds from Capital Invested .................................................          42,238,366             186,286,635
  Value of Capital Withdrawn .....................................................         (46,245,484)            (19,193,385)
                                                                                         -------------           -------------
Net Increase (Decrease) in Net Assets from Capital Transactions
  in Shares of Beneficial Interest ...............................................          (4,007,118)            167,093,250
                                                                                         -------------           -------------
TOTAL INCREASE IN NET ASSETS .....................................................           2,752,047             175,055,476
NET ASSETS
  Beginning of Period ............................................................         201,150,473              26,094,997
                                                                                         -------------           -------------
  End of Period ..................................................................       $ 203,902,520           $ 201,150,473
                                                                                         =============           =============

(1) Commencement of operations

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
Contained below are selected supplemental data and ratios to average net assets for the periods indicated for the PreservationPlus Income Portfolio.

                                                                                           For the Period
                                                     For the six          For the        December 23, 1998(2)
                                                    months ended        year ended             through
                                                  March 31, 2001(1)  September 30, 2000   September 30, 1999
                                                  -----------------  ------------------   ------------------

SUPPLEMENTAL DATA AND RATIOS
Net Assets, End of Period (000s omitted)             $   203,903       $   201,150            $   26,095
Ratios to Average Net Assets
Net Investment Income ..................                6.65%(3)             7.33%              6.47%(3)
Expenses After Waivers .................                0.80%(3)             0.35%              0.49%(3)
Expenses Before Waivers ................                1.04%(3)             0.99%              1.41%(3)
Portfolio Turnover Rate ................                   3%                0%(4)               149%

(1) Unaudited.
(2) Commencement of Operations.
(3) Annualized.
(4) Less than 1%.

                        See notes to financial statements
-------------------------------------------------------------------------------

===============================================================================
PreservationPlus Income Portfolio
NOTES TO FINANCIAL STATEMENTS (Unaudited)
-------------------------------------------------------------------------------
NOTE 1 -- ORGANIZATION AND SIGNIFICANT
            ACCOUNTING POLICIES

A. ORGANIZATION

The BT Investment Portfolios (the "Portfolio Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio Trust was organized on March 27, 1993 as an unincorporated trust under the laws of New York. The PreservationPlus Income Portfolio (the "Portfolio"), one of the series of the Portfolio Trust was organized and began operations on December 23, 1998. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B. VALUATION OF SECURITIES

Debt securities (other than short-term debt obligations maturing in 60 days or less), including listed securities and securities for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Such market valuations may represent the last quoted price on the securities' major trading exchange or quotes received from dealers or market makers in the relevant securities or may be determined through the use of matrix pricing. In matrix pricing, pricing services may use various pricing models, involving comparable securities, historic relative price movements, economic factors and dealer quotations. Over-the-counter securities are normally valued at the bid price. Short-term debt obligations and money market securities maturing in 60 days or less are valued at amortized cost. Securities for which market quotations are not readily available are valued by Bankers Trust Company pursuant to procedures adopted by the Portfolio's Board of Trustees.

Wrapper Agreements generally will be equal to the difference between the Book Value and Market Value (plus the crediting rate adjustment) on the applicable covered assets and will either be reflected as an asset or a liability of the Portfolio. The Portfolio's Board of Trustees, in performing its fair value determination of the Portfolio's Wrapper Agreements, considers the creditworthiness and the ability of Wrapper Providers to pay amounts due under the Wrapper Agreements.

C. SECURITIES TRANSACTIONS AND INTEREST INCOME

Securities transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis. The credited rate interest represents an adjustment to the actual interest earned on covered assets under the Portfolio's Wrapper Agreements (the "agreements") based on fluctuations in the market value of covered assets under the agreements.

All of the net investment income and net realized and unrealized gains and losses (including the Wrapper Agreements) of the Portfolio are allocated pro rata to the investors in the Portfolio on a daily basis.

D. TBA PURCHASE COMMITMENTS

The Portfolio may enter into "TBA" (to be announced) commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in the value of the Portfolio's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Valuation of Securities" above.

E. FOREIGN CURRENCY TRANSACTIONS

The books and records of the Portfolio are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

F. FORWARD FOREIGN CURRENCY CONTRACTS

The Portfolio may enter into forward foreign currency contracts for the purpose of settling specific purchases or sales of securities denominated in a foreign currency or with respect to the Portfolio's investments. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using prevailing exchange rates. With respect to forward foreign currency contracts, losses in excess of amounts recognized in the Statement of Operations may arise due to changes in the value of the foreign currency or if the counterparty does not perform under the contract.

G. OPTION CONTRACTS

The Portfolio may enter into option contracts. Upon the purchase of a put option or a call option by the Portfolio, the premium paid is recorded as an investment and marked-to-market daily to reflect the current market value. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sale proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

H. FUTURES CONTRACTS

The Portfolio may enter into financial futures contracts, which are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Portfolio is required to make initial margin deposits either in cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio.

Futures contracts involve certain risks. These risks could include a lack of correlation between the futures contract and the corresponding securities market, a potential lack of liquidity in the secondary market and incorrect assessments of market trends which may result in poorer overall performance than if a futures contract had not been entered into. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

I. FEDERAL INCOME TAXES

The Portfolio is considered a partnership under the Internal Revenue Code. Therefore, no federal income tax provision is necessary.

--------------------------------------------------------------------------------

================================================================================
PreservationPlus Income Portfolio
NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

J. ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- FEES AND TRANSACTIONS WITH AFFILIATES

The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"), an indirect wholly-owned subsidiary of Deutsche Bank AG. Under this agreement, Bankers Trust provides administrative and custody services to the Portfolio. These services are provided in return for a fee computed daily and paid monthly at an annual rate of 0.05% of the Portfolio's average daily net assets.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this agreement, the Portfolio pays Bankers Trust a fee computed daily and paid monthly at an annual rate of 0.70% of the Portfolio's average daily net assets, less advisor fees paid for the pro rata amount due to investment in the Cash Management Institutional.

Bankers Trust has contractually agreed to waive its fees and reimburse expenses of the Portfolio through January 31, 2010, to the extent necessary, to limit all expenses to 0.80% of the average daily net assets of the Portfolio.

The Portfolio may invest in Cash Management Institutional ("Cash Management"), an open-end management investment company managed by Bankers Trust. Cash Management is offered as a cash management option to the Portfolio and other accounts managed by Bankers Trust.

At March 31, 2001, the Portfolio was a participant with other affiliated entities in a revolving credit facility in the amount of $200,000,000, which expires April 26, 2002. A commitment fee on the average daily amount of the available commitment is payable on a quarterly basis and apportioned among all participants based on net assets. No amounts were drawn down or outstanding for the Portfolio under the credit facility for the six months ended March 31, 2001.

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended March 31, 2001, were $21,163,392 and $5,149,418, respectively.

For federal income tax purposes, the tax basis of investments held at March 31, 2001, was $199,509,921. The aggregate gross unrealized appreciation for all investments at March 31, 2001, was $9,347,013, and the aggregate gross unrealized depreciation for all investments was $64,792.

NOTE 4 -- WRAPPER AGREEMENTS

The Portfolio will enter into Wrapper Agreements with insurance companies, banks or other financial institutions ("Wrapper Providers"). A wrapper agreement is a derivative instrument that is designed to protect the portfolio from investment losses and, under most circumstances, permit the Fund to maintain a constant NAV per share. There is no active trading market for Wrapper Agreements, and none is expected to develop; therefore, they are considered illiquid.

A default by the issuer of a Portfolio Security or a Wrapper Provider on its obligations may result in a decrease in the value of the Portfolio assets. The Wrapper Agreements generally do not protect the Portfolio from loss if an issuer of Portfolio Securities defaults on payments of interest or principal. Additionally, a Fund shareholder may realize more or less than the actual investment return on the Portfolio Securities depending upon the timing of the shareholder's purchases and redemption of Shares, as well as those of other shareholders.

--------------------------------------------------------------------------------

===============================================================================
PreservationPlus Income Portfolio (Unaudited)

    NOTE 5 -- FUTURES CONTRACTS

    As of March 31, 2001, the Portfolio had the following obligations under these financial instruments:

                                                                                                                  UNREALIZED
                                                                                                                 APPRECIATION
    TYPES OF FUTURES                           EXPIRATION        CONTRACTS      POSITION      MARKET VALUE      (DEPRECIATION)
    ----------------                           ----------        ---------      --------      ------------      --------------

    S & P 500 Index Futures                  June 15, 2001             (6)         Short      $ (1,753,800)         $  42,489
    US 10 Year Note Futures                  June 21, 2001           (121)         Short       (12,850,563)           (21,998)
    Topix Index Futures                      June 7, 2001             (16)         Short        (1,615,354)          (102,286)
    FTSE 100 Index Futures                   June 18, 2001              2           Long           159,905             (4,636)
    DAX Index Futures                        June 18, 2001             16           Long         2,041,027            (68,187)
    SPI Futures                              July 2, 2001              33           Long         1,274,136            (46,657)
    CAC40 Euro Index Futures                 October 1, 2001          (12)         Short          (543,830)             4,960
    S & P Toronto Stock Exchange
     60 Index Futures                        June 15, 2001             28           Long         1,588,123            (72,501)
    Canadian 10 Year Bond Futures            June 21, 2001            124           Long         8,165,969             39,504
    Euro Bund Futures                        June 8, 2001             106           Long        10,172,167             63,445
    Australian 10 Year Bond Futures          June 18, 2001            (49)         Short        (3,601,851)            79,270
    Long Gilt Futures                        June 28, 2001            (15)         Short        (2,481,897)             3,011
    Japanese 10 Year Bond Futures            June 12, 2001             (1)         Short        (1,102,466)            (1,285)
    --------------------------------------------------------------------------------------------------------------------------
    Total                                                              89                     $   (548,434)         $ (84,871)
    ---------------------------------------------------------------------------------------------------------------------------

    The use of futures contracts involves elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The "market value" presented above represents the Portfolio's total exposure in such contracts whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio's net assets.

    NOTE 6 -- FORWARD FOREIGN CURRENCY CONTRACTS

    As of March 31, 2001, the Portfolio had the following open forward foreign currency contracts:

                                                                                                                 NET UNREALIZED
                                                                                                  CONTRACT        APPRECIATION
    CONTRACTS                                             IN EXCHANGE FOR   SETTLEMENT DATE     VALUE (U.S.$) (DEPRECIATION)(U.S.$)
    -------------------------------------------------------------------------------------------------------------------------------
    PURCHASES
    -------------------------------------------------------------------------------------------------------------------------------
    Australian Dollar         4,399,000       U.S. Dollar    2,326,631          3/02/01           2,147,904         $(178,727)
    Euro                      3,070,000       U.S. Dollar    2,875,362          3/02/01           2,713,978          (161,384)
    Great Britain Pound       3,599,000       U.S. Dollar    5,297,404          3/02/01           5,116,720          (180,684)
    -------------------------------------------------------------------------------------------------------------------------------
                                                                                   Total Unrealized Depreciation    $(520,795)
    -------------------------------------------------------------------------------------------------------------------------------
    -------------------------------------------------------------------------------------------------------------------------------
    SELLS
    -------------------------------------------------------------------------------------------------------------------------------
    Canadian Dollar          (1,583,000)      U.S. Dollar   (1,023,767)          3/02/01         (1,005,341)        $  18,426
    Swiss Franc              (4,147,000)      U.S. Dollar   (2,529,384)          3/02/01         (2,402,721)          126,663
    Japanese Yen           (863,777,000)      U.S. Dollar   (7,276,240)          3/02/01         (6,892,813)          383,427
    -------------------------------------------------------------------------------------------------------------------------------
                                                                              Total Unrealized Appreciation         $ 528,516
    -------------------------------------------------------------------------------------------------------------------------------
                                                                           Total Net Unrealized Appreciation        $   7,721
    -------------------------------------------------------------------------------------------------------------------------------

    NOTE 7 -- SUBSEQUENT EVENT

    Prior to April 30, 2001, Bankers Trust served as the investment advisor to the Portfolio pursuant to an Advisory Agreement. As of April 30, 2001, Deutsche Asset Management, Inc. (DeAm, Inc.) serves as investment advisor to the Portfolio.

--------------------------------------------------------------------------------

                      This page left intentionally blank.







--------------------------------------------------------------------------------

THE SECURITY GROUP OF MUTUAL FUNDS

Security Growth and Income Fund

Security Equity Fund

  - Equity Series
  - Global Series
  - Total Return Series
  - Social Awareness Series
  - Value Series
  - Small Company Series
  - Enhanced Index Series
  - International Series
  - Select 25 Series
  - Large Cap Growth Series
  - Technology Series

Security Ultra Fund

Security Income Fund

  - Diversified Income Series
  - High Yield Series
  - Capital Preservation Series

Security Municipal Bond Fund

Security Cash Fund

SECURITY FUNDS
OFFICERS AND DIRECTORS

DIRECTORS

Donald A. Chubb, Jr.
John D. Cleland
Penny A. Lumpkin
Mark L. Morris, Jr., D.V.M.
Maynard F. Oliverius
James R. Schmank

OFFICERS

John D. Cleland, Chairman of the Board
James R. Schmank, President
Steven M. Bowser, Vice President
Thomas A. Swank, Vice President
Amy J. Lee, Secretary
Christopher D. Swickard, Assistant Secretary
Brenda M. Harwood, Treasurer

This report is submitted for the general information of the shareholders of the Funds. The report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus which contains details concerning the sales charges and other pertinent information.

----------------------------------
[LOGO] Security Distributors, Inc.
----------------------------------

700 SW Harrison St.
Topeka, KS 66636-0001

                                                               SDI 803a (R6-01)
                                                                    46-08031-01